COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Non Cancelable Operating Leases [Table Text Block]
Future minimum lease payments under non-cancelable operating leases with initial terms of one year or more consist of the following:

Year ended June 30,	Minimum lease payments

2014	$1,464,599
2015	884,833
2016	607,045
2017	390,524